Franklin Gold and Precious Metals Fund
Statement of Investments, April 30, 2020 (unaudited)
Franklin Gold and Precious Metals Fund
		Country	Shares/Rights/ Warrants	Value
	Common Stocks and Other Equity Interests 99.3%
	Copper 0.3%
[a]	Imperial Metals Corp.	Canada	1,950,300	$2,466,251
	Diversified Metals & Mining 4.9%
[a]	Adventus Mining Corp.	Canada	5,000,000	2,802,127
[a,b,c,d]	Bluestone Resources Inc., 144A	Canada	6,500,000	8,593,189
[a,c,e,f]	Bluestone Resources Inc., wts., 3/19/21	Canada	550,000	241,136
[a,c]	Geopacific Resources Ltd.	Australia	13,001,094	3,323,335
[a,b]	INV Metals Inc., 144A	Canada	6,565,000	1,650,919
[a,b]	Ivanhoe Mines Ltd., 144A	Canada	5,735,000	12,032,045
[a]	Ivanhoe Mines Ltd., A	Canada	841,800	1,766,099
[a,c,e]	Nautilus Minerals Inc.	Canada	9,222,015	—
[a,c,e,f]	Nautilus Minerals Inc., 144A	Canada	28,535,816	—
[a]	Orla Mining Ltd.	Canada	4,770,713	10,763,068
[a,b]	Orla Mining Ltd., 144A	Canada	2,000,000	4,512,143
[a,e]	Orla Mining Ltd., wts., 2/15/21	Canada	460,000	347,539
[a]	Pantoro Ltd.	Australia	15,400,000	1,428,249
[a,e,f]	Regency Gold Corp., SCR	Canada	3,800,000	546,055
				48,005,904
	Gold 84.7%
	Agnico Eagle Mines Ltd. (CAD Traded)	Canada	282,797	16,525,277
	Agnico Eagle Mines Ltd. (USD Traded)	Canada	138,000	8,097,840
[a]	Alacer Gold Corp.	United States	4,092,500	20,994,719
[a,b]	Alacer Gold Corp., 144A	United States	1,500,000	7,695,071
	Alamos Gold Inc., A (CAD Traded)	Canada	3,461,116	27,876,929
	Alamos Gold Inc., A (USD Traded)	Canada	2,234,500	18,032,415
	AngloGold Ashanti Ltd., ADR	South Africa	2,299,823	56,092,683
[a,e,f]	Ascot Resources Ltd.	Canada	831,250	424,009
[a]	Ascot Resources Ltd.	Canada	7,500,000	3,933,755
[a,e,f]	Ascot Resources Ltd., 144A	Canada	3,888,750	1,983,595
[a,e,f]	Ascot Resources Ltd., wts., 5/21/20	Canada	5,000,000	84,028
	B2Gold Corp.	Canada	13,973,694	70,681,711
	Barrick Gold Corp.	Canada	3,139,383	80,744,931
[a,d]	Belo Sun Mining Corp.	Canada	3,500,000	1,961,489
[a,b]	Belo Sun Mining Corp., 144A	Canada	3,800,000	2,129,616
[a]	Blackham Resources Ltd.	Australia	452,400,000	3,195,532
	Centamin PLC	Egypt	14,065,200	27,607,917
	Centerra Gold Inc.	Canada	590,700	4,723,733
[b]	Centerra Gold Inc., 144A	Canada	2,893,400	23,138,053
[a,c]	Chalice Gold Mines Ltd.	Australia	31,072,008	22,353,001
[a]	Corvus Gold Inc.	Canada	2,000,000	2,917,086
[a,c]	Dacian Gold Ltd.	Australia	32,555,556	7,538,733
[a]	Eldorado Gold Corp.	Canada	2,753,724	26,255,150
[a]	Emerald Resources NL	Australia	17,070,000	5,537,811
[a]	Endeavour Mining Corp.	Canada	1,110,000	19,986,061
[a]	Galiano Gold Inc.	Canada	10,803,375	12,186,592
[a,e]	Gascoyne Resources Ltd.	Australia	23,023,100	146,279
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Franklin Gold and Precious Metals Fund (continued)
		Country	Shares/Rights/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Gold (continued)
	Gold Fields Ltd.	South Africa	749,800	$5,580,992
[a]	Gold Standard Ventures Corp.	Canada	4,070,000	2,631,844
[a]	Golden Star Resources Ltd.	United States	4,129,533	9,663,107
[a]	Great Panther Mining Ltd.	Canada	9,171,889	4,296,113
[a,c]	Guyana Goldfields Inc.	Canada	6,655,100	2,964,623
[a,b,c]	Guyana Goldfields Inc., 144A	Canada	6,220,000	2,770,800
[a,c]	HighGold Mining Inc.	Canada	3,840,000	3,034,919
[a]	IAMGOLD Corp.	Canada	1,450,500	5,091,255
[a]	Integra Resources Corp.	Canada	5,650,000	4,546,630
	Kirkland Lake Gold Ltd.	Canada	476,123	19,683,947
[a]	Liberty Gold Corp.	Canada	10,688,100	9,215,203
[a,c]	Lion One Metals Ltd.	Canada	5,589,000	5,019,579
[a,b,c]	Lion One Metals Ltd., 144A	Canada	2,935,000	2,635,975
[a,c,e,f]	Lion One Metals Ltd., wts., 6/06/21	Canada	1,089,000	404,612
[a,e]	Lydian International Ltd.	Canada	6,375,000	17,176
[a,e,f]	Lydian International Ltd., 144A	Canada	25,250,000	68,032
[a]	Midas Gold Corp.	Canada	4,020,900	1,820,065
[a,b]	Midas Gold Corp., 144A	Canada	4,030,000	1,824,184
[e]	Newcrest Mining Ltd.	Australia	2,061,439	35,692,457
	Newmont Corp.	United States	922,614	54,877,081
	Northern Star Resources Ltd.	Australia	1,003,106	8,100,153
	OceanaGold Corp.	Australia	9,088,488	13,843,652
	Osisko Gold Royalties Ltd.	Canada	275,000	2,511,316
[a]	Perseus Mining Ltd.	Australia	53,983,641	32,624,238
[a,b,d]	Premier Gold Mines Ltd., 144A	Canada	2,868,750	3,565,841
[a]	Pretium Resources Inc.	Canada	2,184,000	16,680,500
[a,c]	Red 5 Ltd.	Australia	135,529,522	16,413,548
[a,c]	RTG Mining Inc.	Australia	1,769,918	73,121
[a,b,c]	RTG Mining Inc., 144A	Australia	2,397,790	99,061
[a,c]	RTG Mining Inc., IDR	Australia	41,087,582	1,874,231
[a,c]	Rubicon Minerals Corp.	Canada	7,368,900	5,929,852
[a,c,e,f]	Rubicon Minerals Corp., 144A	Canada	640,000	486,617
[a]	SEMAFO Inc.	Canada	1,879,200	4,725,679
[b,g]	Shandong Gold Mining Co. Ltd., 144A, Reg S	China	1,500,000	4,461,455
[a,e,f]	Skeena Resources Ltd.	Canada	3,000,000	2,013,843
[a]	Skeena Resources Ltd.	Canada	4,150,000	2,981,750
[a]	SolGold PLC	Australia	14,650,000	4,736,672
[a]	St. Augustine Gold and Copper Ltd.	Philippines	8,136,836	102,310
[a,b]	St. Augustine Gold and Copper Ltd., 144A, (CAD Traded)	Philippines	16,383,333	205,999
[a,b]	St. Augustine Gold and Copper Ltd., 144A, (USD Traded)	Philippines	10,000,000	125,736
	St. Barbara Ltd.	Australia	9,508,021	15,649,700
[a]	Teranga Gold Corp.	Canada	3,567,751	24,711,251
[a,d]	TMAC Resources Inc.	Canada	510,000	542,319
[a]	Torex Gold Resources Inc.	Canada	186,100	2,648,830
[a,b]	Torex Gold Resources Inc., 144A	Canada	1,450,000	20,638,382
  |  2

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Franklin Gold and Precious Metals Fund (continued)
		Country	Shares/Rights/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Gold (continued)
[a]	West African Resources Ltd.	Australia	9,450,000	$4,354,096
				834,782,762
	Precious Metals & Minerals 7.2%
	Anglo American Platinum Ltd.	South Africa	242,656	12,734,071
[a]	Eastern Platinum Ltd.	Canada	2,592,102	419,042
	Fresnillo PLC	United Kingdom	600,000	5,378,859
[a,e,f]	GoGold Resources Inc, wts., 2/25/22	Canada	2,429,286	383,943
[a,b]	GoGold Resources Inc.	Canada	4,858,572	2,408,690
	Impala Platinum Holdings Ltd.	South Africa	3,260,000	19,442,682
	Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	8,754,056
[a]	Northam Platinum Ltd.	South Africa	1,209,019	5,992,180
[a,c]	Platinum Group Metals Ltd. (CAD Traded)	South Africa	10,000	15,735
[a,c,d]	Platinum Group Metals Ltd. (CAD Traded)	South Africa	2,242,787	3,529,030
[a,c]	Platinum Group Metals Ltd. (USD Traded)	South Africa	4,687,673	7,500,277
[a,b,c]	Platinum Group Metals Ltd., 144A	South Africa	134,388	211,460
[a]	Royal Bafokeng Platinum Ltd.	South Africa	2,193,527	3,893,207
				70,663,232
	Silver 2.2%
	Hochschild Mining PLC	Peru	3,268,520	5,734,337
[a]	MAG Silver Corp.	Canada	612,000	6,960,741
[a,b]	MAG Silver Corp., 144A	Canada	240,000	2,729,702
	Pan American Silver Corp.	Canada	255,021	5,423,640
[a]	Pan American Silver Corp., rts., 2/20/49	Canada	1,850,600	888,288
				21,736,708
	Total Common Stocks and Other Equity Interests (Cost $875,286,241)			977,654,857
			Principal Amount*
	Convertible Bonds (Cost $3,000,000) 0.2%
	Precious Metals & Minerals 0.2%
[c]	Platinum Group Metals Ltd., cvt., 6.875%, 7/01/22	South Africa	$3,000,000	2,265,000
	Total Investments before Short Term Investments (Cost $878,286,241)			979,919,857
			Shares
	Short Term Investments 0.4%
	Money Market Funds (Cost $2,284,297) 0.2%
[h,i]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	2,284,297	2,284,297
  |  3

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Franklin Gold and Precious Metals Fund (continued)
		Country	Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds (Cost $1,562,000) 0.2%
[h,i]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	1,562,000	$1,562,000
			Principal Amount*

	Repurchase Agreements (Cost $390,736) 0.0%†
[j]	Joint Repurchase Agreement, 0.02%, 5/01/20 (Maturity Value $390,736) BofA Securities Inc. Collateralized by U.S. Treasury Notes, 2.75%, 11/15/21 (valued at $398,556)	United States	$390,736	390,736
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $1,952,736)			1,952,736
	Total Investments (Cost $882,523,274) 99.9%			984,156,890
	Other Assets, less Liabilities 0.1%			847,358
	Net Assets 100.0%			$985,004,248

See Abbreviations on page 10.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $101,428,321, representing 10.3% of net assets.
[c]See Note 6 regarding holdings of 5% voting securities.
[d]A portion or all of the security is on loan at April 30, 2020.
[e]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[f]See Note 5 regarding restricted securities.
[g]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2020, the value of this securities was $4,461,455, representing 0.5% of net assets.
[h]See Note 7 regarding investments in affiliated management investment companies.
[i]The rate shown is the annualized seven-day effective yield at period end.
[j]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2020, all repurchase agreements had been entered into on that date.
  |  4

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in
  |  5

Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At April 30, 2020, a market event occurred resulting in a portion of the securities held by Fund being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5.  RESTRICTED SECURITIES
At April 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares/ Warrants		Issuer	Acquisition Date	Cost	Value
831,250	[a]	Ascot Resources Ltd.	2/19/20	$401,919	$424,009
3,888,750	[a]	Ascot Resources Ltd., 144A	2/19/20	1,881,890	1,983,595
5,000,000	[a]	Ascot Resources Ltd., wts., 5/21/20	5/22/19	170,134	84,028
550,000	[b]	Bluestone Resources Inc., wts., 3/19/21	2/20/19	76,682	241,136
2,429,286	[c]	GoGold Resources Inc, wts., 2/25/22	2/21/20	—	383,943
1,089,000	[d]	Lion One Metals Ltd., wts., 6/06/21	12/04/19	86,157	404,612
25,250,000	[e]	Lydian International Ltd., 144A	3/06/12	14,750,154	68,032
28,535,816	[f]	Nautilus Minerals Inc., 144A	2/08/07 - 4/05/16	10,752,996	—
3,800,000		Regency Gold Corp., SCR	2/04/20	572,160	546,055
640,000	[g]	Rubicon Minerals Corp., 144A	2/21/20	492,159	486,617
3,000,000	[h]	Skeena Resources Ltd.	4/15/20	1,619,987	2,013,843
		Total Restricted Securities (Value is 0.7% of Net Assets)		$30,804,238	$6,635,870
  |  6

Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
[a]The Fund also invests in unrestricted securities of the issuer, valued at $3,933,755 as of April 30, 2020.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $8,593,189 as of April 30, 2020.
[c]The Fund also invests in unrestricted securities of the issuer, valued at $2,408,690 as of April 30, 2020.
[d]The Fund also invests in unrestricted securities of the issuer, valued at $7,655,554 as of April 30, 2020.
[e]The Fund also invests in unrestricted securities of the issuer, valued at $17,176 as of April 30, 2020.
[f]The Fund also invests in unrestricted securities of the issuer, determined to have no value as of April 30, 2020.
[g]The Fund also invests in unrestricted securities of the issuer, valued at $5,929,852 as of April 30, 2020.
[h]The Fund also invests in unrestricted securities of the issuer, valued at $2,981,750 as of April 30, 2020.
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2020, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Warrants/ Principal Amount* Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Bluestone Resources Inc., 144A	$ 2,235,272	$ 4,939,492	$—	$—	$ 1,418,425	$8,593,189	6,500,000	$ —
Bluestone Resources Inc., wts., 3/19/21	26,646	—	—	—	214,490	241,136	550,000	—
Chalice Gold Mines Ltd.	3,504,992	—	—	—	18,848,009	22,353,001	31,072,008	—
Dacian Gold Ltd.	3,793,518	4,849,486[a]	(396,799)	(401,375)	(306,097)	7,538,733	32,555,556	—
Geopacific Resources Ltd.	1,917,956	2,733,982[a]	—	—	(1,328,603)	3,323,335	13,001,094	—
Guyana Goldfields Inc.	7,387,545	713,255	(1,337,924)	(6,549,626)	2,751,373	2,964,623	6,655,100	—
Guyana Goldfields Inc., 144A	5,278,575	—	—	—	(2,507,775)	2,770,800	6,220,000	—
HighGold Mining Inc.	—	3,614,458	—	—	(579,539)	3,034,919	3,840,000	—
INV Metals Inc., 144A	1,790,794	—	—	—	—[b]	—[b]	—[b]	—
Lion One Metals Ltd.	2,591,400	569,078[a]	—	—	1,859,101	5,019,579	5,589,000	—
Lion One Metals Ltd., 144A	1,690,169	—	—	—	945,806	2,635,975	2,935,000	—
Lion One Metals Ltd., wts., 6/06/21	—	86,157[a]	—	—	318,455	404,612	1,089,000	—
Lydian International Ltd	483,046	—	—	—	—[b]	—[b]	—[b]	—
Lydian International Ltd., 144A	2,395,189	—	(619,781)	(550,931)	—[b]	—[b]	—[b]	—
Nautilus Minerals Inc.	—	—	—	—	—	—	9,222,015	—
Nautilus Minerals Inc., 144A	—	—	—	—	—	—	28,535,816	—
Perseus Mining Ltd	33,001,379	—	(11,291,046)	5,324,200	—[b]	—[b]	—[b]	—
Platinum Group Metals Ltd. (CAD Traded)	14,094	—	—	—	1,641	15,735	10,000	—
Platinum Group Metals Ltd. (CAD Traded)	3,160,889	—	—	—	368,141	3,529,030	2,242,787	—
Platinum Group Metals Ltd. (USD Traded)	2,270,121	3,885,902[a]		—	1,344,254	7,500,277	4,687,673	—
Platinum Group Metals Ltd., 144A	189,401	—	—	—	22,059	211,460	134,388	—
Platinum Group Metals Ltd., wts., 11/15/19	75,938	—	—	(138,486)	62,548	—[c]	—	—
Red 5 Ltd.	18,840,036	1,954,478[a]	—	—	(4,380,966)	16,413,548	135,529,522	—
RTG Mining Inc.	120,699	—	—	—	(47,578)	73,121	1,769,918	—
RTG Mining Inc., 144A	163,517	—	—	—	(64,456)	99,061	2,397,790	—
RTG Mining Inc., IDR	2,766,818	—	—	—	(892,587)	1,874,231	41,087,582	—
Rubicon Minerals Corp.	3,431,843	1,002,034[a]	—	—	1,495,975	5,929,852	7,368,900	—
Rubicon Minerals Corp., 144A	—	492,159	—	—	(5,542)	486,617	640,000	—
	$ 97,129,837	$ 24,840,481	$ (13,645,550)	$ (2,316,218)	$ 19,537,134	$95,012,834		$ —
  |  7

Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Warrants/ Principal Amount* Held at End of Period	Investment Income
Non-Controlled Affiliates (continued)
								Interest
Platinum Group Metals Ltd., cvt., 6.875%, 7/01/22	$ 2,206,500	$—	$—	$—	$ 58,500	$2,265,000	3,000,000	$187,464[d]
Total Affiliated Securities (Value is 9.9% of Net Assets)	$99,336,337	$24,840,481	$(13,645,550)	$(2,316,218)	$19,595,634	$97,277,834		$187,464
*In U.S. dollars unless otherwise indicated.
aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments corporate actions.
bAs of April 30, 2020, no longer an affiliate.
cAs of April 30, 2020, no longer held.
dIncludes non-cash dividend/interest received.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2020, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$4,722	$218,103,597	$(215,824,022)	$ —	$ —	$2,284,297	2,284,297	$93,630
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	—	32,154,000	(30,592,000)	—	—	1,562,000	1,562,000	3,809
Total Affiliated Securities	$4,722	$250,257,597	$(246,416,022)	$ —	$ —	$3,846,297		$97,439
8.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
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Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Metals & Mining	$42,119,590	$4,751,584	$1,134,730[c]	$48,005,904
Gold	667,652,855	125,809,259	41,320,648	834,782,762
Precious Metals & Minerals	28,217,149	42,062,140	383,943	70,663,232
All Other Equity Investments	24,202,959	—	—	24,202,959
Convertible Bonds	—	2,265,000	—	2,265,000
Short Term Investments	4,237,033	—	—	4,237,033
Total Investments in Securities	$766,429,586	$174,887,983	$42,839,321	$984,156,890

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stocks as well as other equity interests.
[c]Includes securities determined to have no value at April 30, 2020.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets at the beginning and/or end of the period. At April 30, 2020, the reconciliation is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3[b]	Cost Basis Adjustments[c]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[d]
Diversified Metals & Mining	$ 43,010[e]	$ 572,160	$ —	$ —	$ —	$ —	$ —	$ 519,560	$ 1,134,730[e]	$ 519,560
Gold	2,701,920	4,395,955	—	35,872,355	—	(2,355,260)	—	705,678	41,320,648	612,020
Precious Metals & Minerals	—	—	—	—	—	—	—	383,943	383,943	383,943
Silver	559,255	—	—	—	(1,184,384)	—	—	625,129	—	—
Total Investments in Securities	$ 3,304,185	$ 4,968,115	$ —	$ 35,872,355	$ (1,184,384)	$ (2,355,260)	$ —	$ 2,234,310	$ 42,839,321	$ 1,515,523
aTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.
bTransferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.
cMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
dIncludes common stocks as well as other equity interests.
eIncludes securities determined to have no value.
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Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS (continued)
Significant unobservable valuation inputs developed by the VC for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Assets:
Investments in Securities:
Equity Investments:[c]
Gold	$ 3,997,438	Market comparables	Discount for lack of marketability	-2.7% - 6.6% (2.0%)	Decrease
All other Investments[d]	38,841,883[e]
Total	$ 42,839,321
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cIncludes common stocks as well as other equity interests.
dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at April 30, 2020.
9.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Currency
CAD	Canadian Dollar
USD	United States Dollar
Currency
ADR	American Depositary Receipt
IDR	International Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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